Line of Credit and Notes Payable, net of discount - Schedule of Line of Credit and Notes Payable, Net of Discount (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit	$ 2,022,822	$ 2,742,596	$ 1,934,583
Less: Current portion	(334,582)		(433,983)
Less: Fair value adjustment for debt	(906,659)		(906,659)
Total notes payable, net of current portion	781,581	593,941	593,941
Previously Reported [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit		2,742,596
Less: Current portion		(1,241,996)
Less: Fair value adjustment for debt		(906,659)
Total notes payable, net of current portion		593,941
Note Payable Issued November 29, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit	0	336,983	336,983
Note Payable Issued November 29, 2021 [Member] | Previously Reported [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit		336,983
Note Payable Issued December 1, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit	1,500,600	1,500,600	1,500,600
Note Payable Issued December 1, 2021 [Member] | Previously Reported [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit		1,500,600
Note Payable Issued August 18, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit	64,000		64,000
Note Payable Issued August 18, 2023 [Member] | Previously Reported [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit		64,000
Note Payable Issued November 29, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit			33,000
Note Payable Issued November 29, 2023 [Member] | Previously Reported [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit		33,000
September 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit	$ 158,517	446,192	0
September 2025 Promissory Note [Member] | Previously Reported [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit		446,192
May 2025 convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit			$ 0
May 2025 convertible Note [Member] | Previously Reported [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit		$ 361,821